Acquisitions - Summary of Purchase Consideration (Parenthetical) (Details) - USD ($)	Dec. 22, 2021	Sep. 01, 2021	Jun. 18, 2021	Jun. 08, 2021
IMC
Business Acquisition [Line Items]
Cash consideration inclusive of payment of debt				$ 79,800,000
Business acquisition, seller transaction costs				$ 7,300,000
Business acquisition, share price				$ 10.00
IMC | Class A Common Stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued number of shares				10,412,023
Business acquisition, share price				$ 14.92
DNF
Business Acquisition [Line Items]
Cash consideration inclusive of payment of debt		$ 88,100,000
Business combination holdback amount		11,000,000.0
Business acquisition, seller transaction costs		242,000
Business acquisition, equity interest issued value		$ 26,100,000
Business acquisition, share price		$ 9.51
DNF | Class A Common Stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued number of shares		2,741,528
SMA Entities
Business Acquisition [Line Items]
Cash consideration inclusive of payment of debt			$ 52,000,000.0
Business combination holdback amount			2,500,000
Business acquisition, seller transaction costs			145,000
Business acquisition, equity interest issued value			$ 5,000,000.0
Business acquisition, share price			$ 13.07
SMA Entities | Class A Common Stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued number of shares			384,615
Advantis
Business Acquisition [Line Items]
Cash consideration inclusive of payment of debt	$ 9,900,000
Business combination holdback amount	900,000
Business acquisition, seller transaction costs	60,000
Business acquisition, equity interest issued value	$ 1,100,000
Business acquisition, share price	$ 7.59
Advantis | Class A Common Stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued number of shares	145,883
Business Intelligence & Analytics LLC
Business Acquisition [Line Items]
Cash consideration inclusive of payment of debt	$ 4,000,000.0
Business acquisition, equity interest issued value	$ 1,100,000
Business acquisition, share price	$ 7.59
Business Intelligence & Analytics LLC | Class A Common Stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued number of shares	148,104